SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWINGS.
SHORT-TERM BORROWINGS

14— SHORT-TERM BORROWINGS

As of December 31, 2022 and 2021, short-term borrowings consist mainly of €1,846 thousand and €1,914 thousand of factored account receivables and for which the Company maintains the effective control, respectively.